Loans and borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details loans and borrowings [line items]
K EUR 28,000 acquisition bank loan	€ 27,513	€ 0	€ 0
K EUR 18,000 secured bank loans (construction Belgium/Poland)	17,575	6,404	0
K EUR 11,250 bank loans ACTech	9,247	0	0
K EUR 8,750 other facility loans	4,981	5,411	5,952
Bank investment loans - top 20 outstanding	21,441	9,467	4,892
Bank investment loans - other	2,289	2,927	2,195
Financial lease agreements	9,164	7,395	5,904
Institutional loan	1,105	936	856
Convertible loan	1,000	1,000	1,000
Related party loan	241	266	290
Total loans and borrowings	94,557	33,806	21,089
current	12,769	5,539	4,482
non-current	€ 81,788	€ 28,267	€ 16,607